Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Short term valuation allowance	$ 0.0	$ 0.1
Long term valuation allowance	$ 1.5	$ 1.0